14. Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 402,408
NOL beginning expiration date	Dec. 31, 2033